Investment in Associates and Joint Ventures - Summary of Financial Information of Material Associate Investment (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Barclay associate [member]
Disclosure of associates [line items]
Net asset percentage	19.90%	19.90%